UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund
March 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--37.0%	Principal Amount ($)	Value ($)
Bank of America N.A.
1.00%, 6/22/09 - 6/23/09	450,000,000	450,000,000
Bank of Ireland (Yankee)
1.15% - 1.80%, 4/14/09 - 6/11/09	550,000,000 a	550,004,651
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
1.05% - 1.18%, 4/28/09 - 6/8/09	520,000,000	520,000,000
Barclays Bank PLC (Yankee)
1.35% - 2.00%, 5/18/09 - 6/18/09	415,000,000	415,000,000
BNP Paribas (Yankee)
0.70% - 1.00%, 4/13/09 - 5/6/09	500,000,000	500,000,000
Calyon (Yankee)
1.00% - 1.08%, 6/5/09 - 6/10/09	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (Yankee)
1.22%, 4/7/09	300,000,000	300,000,000
Credit Suisse (Yankee)
1.42%, 7/9/09	150,000,000	150,000,000
Lloyds TSB Bank PLC (Yankee)
1.28% - 1.34%, 4/8/09 - 4/14/09	450,000,000	450,000,155
Mizuho Corporate Bank (Yankee)
0.95%, 6/9/09	170,000,000	170,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
1.00% - 1.05%, 4/7/09 - 6/11/09	275,000,000	275,000,000
Societe Generale (Yankee)
1.00%, 4/27/09	175,000,000	175,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,105,004,806)		4,105,004,806
Commercial Paper--34.1%
Abbey National North America LLC
0.25%, 4/1/09	200,000,000	200,000,000
Allied Irish Banks
2.01%, 6/30/09	350,000,000	348,250,000
Allied Irish Banks N.A. Inc.
1.37%, 4/7/09	100,000,000 a	99,977,167
Banco Bilbao Vizcaya Argenteria Puerto Rico
1.00%, 5/6/09	100,000,000	99,902,778
Calyon NA Inc.
1.33%, 4/1/09	350,000,000	350,000,000
Cancara Asset Securitisation Ltd.
1.05%, 5/13/09	200,000,000 a	199,755,000
CIESCO LLC
1.10%, 6/4/09	200,000,000 a	199,608,889
CRC Funding LLC
0.90%, 4/23/09	250,000,000 a	249,862,500
Danske Corp., Inc.
1.05%, 6/9/09	300,000,000 a	299,396,250
DnB NOR Bank ASA

1.00%, 5/18/09 - 5/20/09	500,000,000 a	499,330,555
General Electric Capital Corp.
0.15%, 4/1/09	200,000,000	200,000,000
Govco Inc.
1.10%, 6/3/09	150,000,000 a	149,711,250
Nordea North America Inc.
0.96%, 5/11/09	200,000,000	199,786,666
Regency Markets No. 1 LLC
0.55%, 4/20/09	229,498,000 a	229,431,382
Sheffield Receivables Corp.
0.55%, 5/18/09	75,000,000 a	74,946,146
Surrey Funding Corp.
0.75%, 5/11/09	140,000,000 a	139,883,333
Thames Asset Global Securitization No. 1 Inc.
0.90%, 4/17/09	249,930,000 a	249,830,028
Total Commercial Paper
(cost $3,789,671,944)		3,789,671,944
Corporate Notes--3.6%
Citigroup Funding Inc.
1.45%, 5/8/09	250,000,000 b	250,000,000
Danske Corp., Inc.
1.65%, 4/9/09	150,000,000 a,b	150,000,000
Total Corporate Notes
(cost $400,000,000)		400,000,000
U.S. Government Agencies--4.9%
Federal Home Loan Bank
1.29%, 6/11/09	250,000,000 b	250,000,000
Federal Home Loan Mortgage Corp.
1.06%, 4/16/09	300,000,000 b,c	300,000,000
Total U.S. Government Agencies
(cost $550,000,000)		550,000,000
Time Deposits--20.4%
Commerzbank AG (Grand Cayman)
0.20%, 4/1/09	300,000,000	300,000,000
HSH Nordbank AG (Grand Cayman)
0.32%, 4/1/09	400,000,000	400,000,000
Landesbank Baden-Wurttemberg (Grand Cayman)
0.25%, 4/1/09	150,000,000	150,000,000
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
0.32%, 4/1/09	400,000,000	400,000,000
Natixis (Grand Cayman)
0.32%, 4/1/09	400,000,000	400,000,000
Norddeutsche Landesbank Girozentrale (Grand Cayman)
0.32%, 4/1/09	100,000,000	100,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.13%, 4/1/09	522,000,000	522,000,000
Total Time Deposits
(cost $2,272,000,000)		2,272,000,000
Total Investments (cost $11,116,676,750)	100.0%	11,116,676,750
Cash and Receivables (Net)	.0%	786,269
Net Assets	100.0%	11,117,463,019

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $3,091,737,151 or 27.8% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	11,116,676,750
Level 3 - Significant Unobservable Inputs	0
Total	11,116,676,750

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation:

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

Dreyfus Institutional Reserves Money Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Fund
March 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--54.0%	of Purchase (%)	Amount ($)	Value ($)
5/15/09	0.08	100,000,000	99,990,222
5/21/09	0.15	550,000,000	549,884,028
5/28/09	0.48	250,000,000	249,810,000
6/11/09	0.28	50,000,000	49,972,882
6/24/09	0.42	200,000,000	199,804,000
7/2/09	0.23	100,000,000	99,941,222
7/30/09	0.32	400,000,000	399,573,333
Total U.S. Treasury Bills
(cost $1,648,975,687)			1,648,975,687

Repurchase Agreements--46.0%
BNP Paribas
dated 3/31/09, due 4/1/09 in the amount of
$500,001,389 (fully collateralized by $293,123,200
Treasury Inflation Protected Securities, 0.88%-3.88%, due
4/15/10-4/15/29, value $356,919,237 and $312,607,700
U.S. Treasury Strips, due 11/15/27, value $153,080,865)	0.10	500,000,000	500,000,000
Citigroup Global Markets Holdings Inc.
dated 3/31/09, due 4/1/09 in the amount of
$400,001,111 (fully collateralized by $157,142,500
U.S. Treasury Bonds, 5.50%-8%, due 11/15/21-8/15/28,
value $215,867,932 and $186,252,100 U.S. Treasury
Notes, 3.63%, due 1/15/10, value $192,132,146)	0.10	400,000,000	400,000,000
Goldman, Sachs & Co.
dated 3/31/09, due 4/1/09 in the amount of
$202,000,112 (fully collateralized by $145,090,900
Treasury Inflation Protected Securities, 1.38%-4.25%,
due 1/15/10-1/15/28, value $172,401,977 and
$26,977,100 U.S. Treasury Bonds, 5.25%, due 11/15/28,
value $33,638,036)	0.02	202,000,000	202,000,000
Mizuho Securities USA
dated 3/31/09, due 4/1/09 in the amount of
$300,001,250 (fully collateralized by $306,095,600
U.S. Treasury Bills, due 6/4/09, value $306,000,098)	0.15	300,000,000	300,000,000
Total Repurchase Agreements
(cost $1,402,000,000)			1,402,000,000
Total Investments (cost $3,050,975,687)		100.0%	3,050,975,687
Liabilities, Less Cash and Receivables		(.0%)	(412,896)
Net Assets		100.0%	3,050,562,791

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	3,050,975,687
Level 3 - Significant Unobservable Inputs	0
Total	3,050,975,687

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation:

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund
March 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--99.9%	of Purchase (%)	Amount ($)	Value ($)
4/2/09	0.49	98,560,000	98,558,664
4/9/09	0.25	106,810,000	106,804,054
4/29/09	0.11	3,379,000	3,378,724
4/30/09	0.14	102,000,000	101,988,908
5/7/09	0.28	78,527,000	78,505,407
5/14/09	0.21	2,874,000	2,873,284
5/15/09	0.44	25,000,000	24,986,556
5/21/09	0.18	17,286,000	17,281,593
6/4/09	0.26	225,400,000	225,295,463
6/11/09	0.25	157,000,000	156,922,373
6/18/09	0.23	100,000,000	99,951,250
6/25/09	0.21	148,000,000	147,925,861
7/2/09	0.16	10,000,000	9,995,911
Total Investments (cost $1,074,468,048)		99.9%	1,074,468,048
Cash and Receivables (Net)		.1%	745,322
Net Assets		100.0%	1,075,213,370

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	1,074,468,048
Level 3 - Significant Unobservable Inputs	0
Total	1,074,468,048

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation:

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

Dreyfus Institutional Reserves Treasury Prime Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)